Equity (Details 1) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Beginning balance	$ 72,600	$ 61,446
Additional dividends proposed	(1,467)	(1,477)
Cancellation of treasury shares		(1,116)
Ending balance	71,133	58,853
Legal [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,846	12,846
Ending balance	12,846	12,846
Research Development Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,397	3,397
Ending balance	3,397	3,397
Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,276	2,128
Ending balance	2,276	2,128
Profit Retention [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	52,614	41,598
Cancellation of treasury shares		(1,116)
Ending balance	52,614	40,482
Additional Dividends Proposed [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,467	1,477
Additional dividends proposed	$ (1,467)	$ (1,477)